As filed with the Securities and Exchange Commission on July 8, 1997
                            Registration Nos. 333-1073 and 811-07537


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.   2                    /X/
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   5                       /X/
                (Check appropriate box or boxes)

                        ROYCE CAPITAL FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's  Telephone Number, including Area Code: (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b)
/ / on               pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Royce Capital Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year was filed on February 26, 1997.


                         Total number of pages:
                    Index to Exhibits is located on page:

                     CROSS REFERENCE SHEET
             (Pursuant to Rule 481 of Regulation C)


Item  of  Form N-1A                          CAPTION or Location in Prospectus
-------------------                          ---------------------------------

Part A
-------

I.    Cover Page...........                  Cover Page

II.   Synopsis.............                  FUND EXPENSES

III.  Condensed Financial Information...     *

IV.   General  Description of Registrant..   INVESTMENT OBJECTIVES,
                                             INVESTMENT POLICIES,
                                             INVESTMENT RISKS,
                                             INVESTMENT LIMITATIONS,
                                             GENERAL INFORMATION


V.    Management of the Fund...........      MANAGEMENT OF THE TRUST,
                                             GENERAL INFORMATION

V.A.  Management's Discussion of
       Fund Performance................      *

VI.   Capital Stock and Other Securities.    GENERAL INFORMATION,
                                             DIVIDENDS, DISTRIBUTIONS AND
                                              TAXES,
                                             SHAREHOLDER GUIDE

VII.  Purchase of Securities Being
       Offered..........................     NET ASSET VALUE PER SHARE,
                                             SHAREHOLDER GUIDE

VIII. Redemption or Repurchase..........     SHAREHOLDER GUIDE


IX.   Pending Legal Proceedings.........     *


                                            CAPTION or Location in Statement
Item of Form N-1A                                of Additional Information
-----------------                           --------------------------------

Part B
------

X.     Cover Page.....................      Cover Page

XI.    Table of Contents..............      TABLE OF CONTENTS

XII.   General Information and History....  *

XIII.  Investment Objectives and Policies.  INVESTMENT POLICIES AND
                                               LIMITATIONS,
                                            RISK FACTORS AND SPECIAL
                                               CONSIDERATIONS

XIV.   Management of the Fund..........     MANAGEMENT OF THE TRUST

XV.    Control Persons and Principal
        Holders of Securities...........    MANAGEMENT OF THE TRUST,
                                            PRINCIPAL HOLDERS OF SHARES

XVI.   Investment Advisory and Other
        Services........................    MANAGEMENT OF THE TRUST,
                                            INVESTMENT ADVISORY SERVICES,
                                            CUSTODIAN,
                                            INDEPENDENT ACCOUNTANTS

XVII.  Brokerage Allocation and Other
        Practices..............             PORTFOLIO TRANSACTIONS

XVIII. Capital Stock and Other Securities.  DESCRIPTION OF THE TRUST

XIX.   Purchase, Redemption and Pricing
        of Securities Being Offered...      PRICING OF SHARES BEING OFFERED,
                                            REDEMPTIONS IN KIND

XX.    Tax Status..................         TAXATION

XXI.   Underwriters................         *

XXII.  Calculation of Performance Data....  PERFORMANCE DATA

XXIII. Financial Statements...........      FINANCIAL STATEMENTS



-----------------------
*    Not applicable.
ROYCE CAPITAL FUND

ROYCE PREMIER PORTFOLIO
ROYCE TOTAL RETURN PORTFOLIO
ROYCE MICRO-CAP PORTFOLIO

   PROSPECTUS --      June 30, 1997


Royce Premier Portfolio, Royce Total Return Portfolio and
Royce Micro-Cap Portfolio (the "Funds") are series of Royce
Capital Fund (the "Trust"). Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement
Plans"). Certain Funds may not be available in connection with a particular Variable Contract, and certain Variable Contracts may limit allocations among the Funds. See the accompanying Variable Contract disclosure documents for any restrictions on purchases or allocations.


ABOUT THIS
PROSPECTUS

   This Prospectus sets forth concisely the information that you should know about a Fund before you invest. It should be retained for future reference. A "Statement of Additional Information" containing further information about the Funds and the Trust has been filed with the Securities and Exchange Commission. The Statement is dated June 30, 1997 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-4268 or by writing or calling your Insurance Company.



TABLE OF CONTENTS

                                      Page                                                    Page
   Fund Expenses . . . . . . . . .       2          Investment Limitations . . . . . .           7
Financial Highlights . . . . . . .       3          Management of the Trust. . . . . .           9
Investment Performance . . . . . .       4          General Information. . . . . . . .          10
Investment Objectives. . . . . . .       5          Dividends, Distributions and Taxes .        11
Investment Policies. . . . . . . .       5          Net Asset Value Per Share. . . . .          12
Investment Risks . . . . . . . . .       6          Net Asset Value Per Share. . . . .          12



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND EXPENSES

Transaction expenses are charges paid when shares of the Funds are purchased or sold.

                     Shareholder Transaction Expenses
                     --------------------------------
     Sales Load Imposed on Purchases or
       Reinvested Dividends. . . . . . . . . . . . . .          None
     Deferred Sales Load on Redemptions. . . . . . . .          None

   Each Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                      Annual Fund Operating Expenses
                      ------------------------------

                                          Royce                  Royce                Royce
                                         Premier              Total Return          Micro-Cap
                                        Portfolio               Portfolio           Portfolio
                                        ---------             ------------          ---------

     Management Fees
      (after waivers). . . . .             .00%                    .00%               .00%
     12b-1 Fees  . . . . . .               None                    None               None
     Other Expenses
     "(after reimbursement)" . . . . .    1.35%                   1.35%              1.35%
     Total Operating Expenses (after
      waivers "and reimbursement")        1.35%                   1.35%              1.35%
                                          -----                   -----              -----

   The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees would be 1.00%, 1.00% and 1.25% and total operating expenses would be 2.99%, 2.99% and 3.24% for each of the Funds without the waivers of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1997 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.


                                                1 Year     3 Years
                                                ------     -------
Royce Premier Portfolio. . . . . . .              $14       $43
Royce Total Return Portfolio . . . .               14        43
Royce Micro-Cap Portfolio. . . . . .               14        43

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR
LOWER THAN THOSE SHOWN.

Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

   FINANCIAL
HIGHLIGHTS

The following financial highlights are part of the Funds' financial statements and have been audited by Coopers & Lybrand L.L.P., independent accountants. The Funds' financial statements and Coopers & Lybrand L.L.P.'s reports on them are included in the Funds' Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Funds' performance is contained elsewhere in this Prospectus and in the Funds'Annual Reports to Shareholders for 1996, which may be obtained without charge by calling Investor Information.


                                            Royce Premier                              Royce Micro-Cap
                                            -------------                              ---------------
                                   Period ended December 31, 1996(b)       Period ended December 31, 1996(b)
                                   ---------------------------------       ---------------------------------

NET ASSET VALUE, BEGINNING
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS                                    $5.00                                      $5.00

  Net investment income
    (loss)     . . . . . .                     0.00                                       0.00
  Net realized and unrealized
    gain (loss) on invest-
    ments. . . . . . . .                        .05                                        .01
                                                ---                                        ---
   Total from Investment
      Operations . . . . .                      .05                                        .01
                                                ---                                        ---
LESS DISTRIBUTIONS

  Dividends paid from net
    investment income. . . . .                (0.00)                                     (0.00)
  Distributions paid from
    capital gains. . . . .                    (0.00)                                     (0.00)
                                              ------                                     ------
    Total Distributions. . . . . . . . .      (0.00)                                     (0.00)
                                              ------                                     ------

NET ASSET VALUE, END OF PERIOD                $5.05                                      $5.01
                                              -----                                      -----
                                              -----                                      -----
TOTAL RETURN . . . . . . .                     1.0%                                        1.0%
                                               ----                                        ----
                                               ----                                        ----
RATIOS/SUPPLEMENTAL DATA

   Net Assets, End of Year . . . . . . .      $252,419                                   $250,462
   Ratio of Expenses to
     Average Net Assets(a) . . . . . . .         1.99%*                                     1.99%*
   Ratio of Net Investment
     Income (Loss) to
     Average Net Assets(a) . . . . . . .        (1.99%)*                                   (1.99%)*
   Portfolio Turnover Rate . . . . . . .            0%                                         0%
   Average Commission
      Rate Paid. . . . .                      $0.667                                     $.0499

_____________________________
(a)  Expense ratios and net investment income
     are shown after fee waivers and expense reimbursements by
     the investment adviser. For the period ended December 31, 1996, the expense ratios for Royce Premier and Micro-Cap Portfolios before waivers and expense reimbursements would have been 22.02% and 22.49%, respectively.

(b)  From inception of the Fund on December 27, 1996.

*    Annualized


INVESTMENT
PERFORMANCE

Total return is the
change in value over
a given time period,
assuming reinvestment
of any dividends and
capital gains
distributions

From time to time, the Funds may communicate figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in a Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in a Fund from the beginning until the end of the stated period. Total returns, which assume the reinvestment of all net investment income dividends and capital gains distributions, are historical measures of past performance and are not intended to indicate future performance.

Total returns quoted for the Funds include the effect of deducting each Fund's operating expenses, but will not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges and expenses from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

Although the Trust is newly-organized and the Funds do not yet have their own performance records, each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

   Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The average annual total returns for the corresponding Royce retail funds for the periods ended December 31, 1996 were:


                                       One     Three     Five          Since           Inception
                                       Year    Year      Year        Inception            Date
                                       ----    ----      ----        ---------         ---------
Royce Premier Fund . . . . .           18.1%   12.9%     14.7%         14.7%           December 31, 1991
Royce Total Return Fund                25.5%   18.7%      --           18.4%           December 15, 1993
Royce Micro-Cap Fund . . . .           15.5%   12.5%     17.9%         17.9%           December 31, 1991


The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.


INVESTMENT
OBJECTIVES

Each Fund has different investment objectives and/or its own method of achieving its objectives and is designed to meet different investment needs. Since certain risks are inherent in owning any security, there can be no assurance that any of the Funds will achieve their objectives.

ROYCE PREMIER PORTFOLIO'S investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

ROYCE TOTAL RETURN FUND'S investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a broadly diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

ROYCE MICRO-CAP PORTFOLIO seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to this objective.

These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.


INVESTMENT
POLICIES

The Funds invest on a
"value" basis

The Funds invest pri-
marily in small companies

   Royce will use a "value" method in managing the Funds' assets. In its selection process, Royce puts primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

Royce's value method is based on its belief that the securities of certain small companies may sell at a discount from its estimate of such companies' "private worth". Royce will attempt to identify and invest in these securities for each of the Funds, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

ROYCE PREMIER PORTFOLIO
Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Royce will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

ROYCE TOTAL RETURN PORTFOLIO
In accordance with its dual objective of capital appreciation (realized and unrealized) and current income, Royce Total Return Portfolio will normally invest at least 80% of its assets in common stocks and convertible securities. At least 90% of these securities will be income-producing, and at least 65% will be issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of the Fund's assets may be invested in securities with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible securities. While most of the Fund's securities will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the Standard & Poor's 500 Index.

ROYCE MICRO-CAP PORTFOLIO
At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.


INVESTMENT
RISKS

The Funds are subject
to certain investment
risks

   As mutual funds investing primarily in common stocks and/or securities convertible into common stocks, the Funds are subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Funds will invest substantial portions of their assets in securities of small and/or micro-cap companies. Such companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects.
In addition, the securities of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the Standard & Poor's 500 Index. Accordingly, Royce's investment method requires a long-term investment horizon, and the Funds should not be used to play short-term swings in the market.

Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

   In addition, Royce Micro-Cap Portfolio may invest in many micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges.


INVESTMENT
LIMITATIONS



The Funds have
adopted certain
fundamental
limitations

Each of the Funds has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that no Fund will:


     (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;
     (b)  invest more than 25% of its assets in any one industry; or
     (c) invest in companies for the purpose of exercising control of management.

OTHER INVESTMENT
PRACTICES:

In addition to investing primarily in the equity and fixed income securities described above, the Funds may follow a number of additional investment practices.

Short-term fixed
income securities

The Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.
Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending

Each of the Funds may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of a Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities

Each of the Funds may invest up to 10% of its assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

Lower-rated
debt securities

Each of the Funds may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Funds do not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.


Warrants, rights
and options

Each Fund may invest up to 5% of its total assets in warrants, rights and options.

Portfolio turnover

Although the Funds generally will seek to invest for the long term, they retain the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Funds may exceed 100%. Rates which exceed 100% are higher than those of other funds. A 100% turnover rate occurs, for example, if all of a Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance
restrictions

The Funds are sold to the Insurance Companies in connection with Variable Contracts, and will seek to be available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques.
If applied to the Funds, the Funds may be limited in their ability to engage in certain techniques and to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.


MANAGEMENT OF
THE TRUST

   Royce & Associates, Inc.
is responsible for the
management of the
Funds' portfolios

The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce & Associates, Inc. ("Royce"), formerly named Quest Advisory Corp., the Fund's investment adviser, is responsible for the management of the Fund's portfolios, subject to the authority of the Board of Trustees. Royce, which was organized in 1967, is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolios. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director.

As compensation for its services to the Funds, Royce is entitled to receive annual advisory fees of 1% of the average net assets of Royce Premier Portfolio and Royce Total Return Portfolio and 1.5% of the average net assets of Royce Micro-Cap Portfolio. These fees are payable monthly from the assets of the Funds involved.

Royce will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Funds or their shareholders.



GENERAL
INFORMATION

Royce Capital Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as a diversified, open-end management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

   Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES

Each of the Funds will pay dividends from its net investment income (if any) and distribute its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Funds.

Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.


NET ASSET VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at the net asset value per share next determined after an order is received by the Funds' transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


SHAREHOLDER GUIDE

The Trust will provide Insurance Companies and Retirement Plans with information Monday through Friday, except holidays, from 9:00 a.m. to 5:00 p.m. (Eastern time). For information, prices, literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

PURCHASING AND
REDEEMING SHARES
OF THE FUNDS

Shares of the Funds will be sold on a continuous basis to separate accounts of Insurance Companies or to Retirement Plans. Stock certificates will not be issued; share activity will be recorded in book entry form only. Investors may not purchase or redeem shares of the Funds directly, but only through the separate accounts of Insurance Companies or through qualified
Retirement Plans. You should refer to the applicable Separate Account Prospectus or your Plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options in a Retirement Plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant Separate Account Prospectuses or plan documents.

If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

SHAREHOLDER
COMMUNICATIONS

Owners of Variable Contracts and Retirement Plans and their administrators will receive annual and semi-annual reports, including the financial statements of the Funds that they have authorized for investment. Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends December 31.


ROYCE CAPITAL FUND
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
                                                  ROYCE CAPITAL FUND
                                                  ------------------


   INVESTMENT ADVISER
Royce & Associates, Inc.
1414 Avenue of the Americas
New York, NY 10019                             ROYCE PREMIER PORTFOLIO

                                            ROYCE TOTAL RETURN PORTFOLIO
TRANSFER AGENT
State Street Bank and Trust Company          ROYCE MICRO-CAP PORTFOLIO
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


OFFICERS
Charles M. Royce, President and Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President                  PROSPECTUS
W. Whitney George, Vice President                   JUNE 30, 1997
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

ROYCE CAPITAL FUND

ROYCE MICRO-CAP PORTFOLIO

   PROSPECTUS --       June 30, 1997

Royce Micro-Cap Portfolio (the "Fund") is a  series of Royce
Capital Fund (the "Trust"). Shares of the Fund are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

The Trust is currently offering shares of three series. This Prospectus relates to Royce Micro-Cap Portfolio only.


ABOUT THIS
PROSPECTUS       This Prospectus sets forth concisely the
                 information that you should knowabout the Fund before you invest. It should be retained for future reference. A
                 "Statement of Additional Information" containing further information about the Fund and the Trust has been filed with the Securities and ExchangeCommission. The Statement is dated June 30, 1997 and has beenincorporated by reference into this Prospectus. A copy may be obtainedwithout charge by writing to the Trust, by calling Investor Information at 1 (800) 221-4268 or by writing or calling your Insurance
                 Company.


   TABLE OF CONTENTS                    Page                                                        Page
Fund Expenses. . . . . . . . .           2               Investment Limitations . . . . . .           6
Financial Highlights . .                 3               Management of the Trust. .                   8
Investment Performance . . . . . .       4               General Information. . . . . . . .           8
Investment Objective . . . . . . .       5               Dividends, Distributions and Taxes .         9
Investment Policies. . . . . . . .       5               Net Asset Value Per Share. . . . .          10
Investment  Risks . . . . . . . . .      5               Shareholder Guide. . . . . . . . .          11


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OFTHIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FUND EXPENSES

Transaction expenses are charges paid when shares of the Fund are purchased or sold.

                     Shareholder Transaction Expenses
                     --------------------------------

     Sales Load Imposed on Purchases or
        Reinvested Dividends . . . . . .         None
     Deferred Sales Load on Redemptions. . .     None


   The Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Fund. Expenses are factored into the Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                      Annual Fund Operating Expenses
                      ------------------------------

       Management Fees
         (after waivers). . . . .             .00%
       12b-1 Fees  . . . . . .                None
       Other Expenses. . . . .               1.35%
                                             -----
     Total Operating Expenses
       (after waivers). . . . .              1.35%
                                             -----

   The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management fees would be 1.25% and total operating expenses would be 3.24% for the Fund without the waivers of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1997 to the extent necessary to maintain total operating expenses of the Fund at or below 1.35%.

The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                                          1 Year     3 Years
                                          ------     -------
Royce Micro-Cap Portfolio . . . . .         14          43

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF
PAST OR FUTURE EXPENSES OR PERFORMANCE.  ACTUAL EXPENSES MAY BE
HIGHER OR LOWER THAN THOSE SHOWN.

Additional expenses are incurred under the Variable
Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

   FINANCIAL
HIGHLIGHTS        The following financial highlights are part of the
                  Fund's financial statements andhave been audited by Coopers
                  & Lybrand L.L.P., independent accountants.  The
                  Fund's financial statements and Coopers & Lybrand L.L.P.'s reports on them are included in the Fund's Annual Report to Shareholders and are incorporated by reference into the Statement of Additional
                  Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling
                  Investor Information.

                                          Royce Micro-Cap
                                          ---------------

                                 Period ended December 31, 1996(b)
                                 ---------------------------------

NET ASSET VALUE, BEGINNING
OF PERIOD                                   $5.00
                                            -----
INCOME FROM INVESTMENT
OPERATIONS

  Net investment income
    (loss) . . . . . . . .                  (0.00)
  Net realized and unrealized
    gain (loss) on invest-
    ments. . . . . . . .                      .01
                                              ---
   Total from Investment
      Operations . . . . .                    .01
                                              ---
LESS DISTRIBUTIONS

  Dividends paid from net
    investment income. . . . .              (0.00)
  Distributions paid from
    capital gains. . . . .                  (0.00)
                                            ------
    Total Distributions. . . . . . .        (0.00)
                                            ------

NET ASSET VALUE, END OF PERIOD              $5.01
                                            -----
                                            -----
TOTAL RETURN. . . . . . .                    0.2%
                                             ----
                                             ----

RATIOS/SUPPLEMENTAL DATA

   Net Assets, End of Year .. . . .         $250,462
   Ratio of Expenses to
     Average Net Assets(a) .. . . .           1.99%*
   Ratio of Net Investment
     Income (Loss) to
     Average Net Assets(a) . . . . . . .     (1.99%)*
   Portfolio Turnover Rate . . . . . . .         0%
   Average Commission
      Rate Paid. . . . .                    $.0499

_____________________________
(a)  Expense ratios and net investment income are shown
     after fee waivers and expense reimbursements by the
     investment  adviser.  For the period ended December 31, 1996, the expense ratio for Royce Micro-Cap Portfolio before waivers  and expense reimbursements would have been 22.49%.

(b)  From inception of the Fund on December 27, 1996.

*    Annualized


INVESTMENT
PERFORMANCE

Total return is the change
in value over a given time
period, assuming  reinvestment
of any dividends and capital
gains distributions

From time to time, the Fund may communicate figures reflecting total returnover various time periods. "Total return" is the rate of return on an amountinvested in the Fund from the beginning to the end of the stated period.
"Average annual total return" is the annual compounded percentage changein the value of an amount invested in the Fund from the beginning until theend of the stated period.
Total returns, which assume the reinvestment of all net investment income dividends and capital gains distributions, are historical measures of past performance and are not intended to indicate future performance.

Total returns quoted for the Fund include the effect of deducting the Fund's operating expenses, but will not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Fund may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges and expenses from quotations of the Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing the Fund's performance to other investment vehicles.

Although the Trust is newly-organized and the Fund does not yet have its own performance record, the Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail fund has the same investment adviser as the corresponding Fund offered in this Prospectus.

   Set forth in the table below is total return information for the Royce retail fund corresponding to the Fund offered in this Prospectus, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of the fund. Investors should not consider this performance data as an indication of the future performance of the Fund offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail fund, and not those to be paid by this Fund. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that the Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The average annual total returns for the corresponding Royce retail fund for the periods ended December 31, 1996 were:


                               One     Three     Five        Since          Inception
                               Year    Year      Year      Inception           Date
                               ----    ----      ----      ---------        ---------
Royce Micro-Cap Fund  . .      15.5%   12.5%     17.9%      17.9%           December 31, 1991


The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

INVESTMENT OBJECTIVE

ROYCE MICRO-CAP PORTFOLIO seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies. Production of income is incidental to
thisobjective.   Since certain risks are inherent in owning
any security, there canbe no assurance that the Fund will achieve its objective.This investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

INVESTMENT POLICIES

The Fund invests on a
"value" basis

The Fund invests primarily
in micro-cap companies

   Royce will use a "value" method in managing the Fund's assets. In itsselection process, Royce puts primary emphasis on various internal returns indicative of profitability, balance sheet quality, cash flows and therelationships that these factors have to the current price of a given security.

   Royce's value method is based on its belief that the securities of certain small companies may sell at a discount from its estimate of such companies' "private worth". Royce will attempt to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

INVESTMENT
RISKS

The Fund is subject
to certain
investment risks

   As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. Royce Micro-Cap Portfolio will invest in many micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap Portfolio is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in the more liquid equity securities of larger companies traded on the New York or American Stock Exchanges. Accordingly, Royce's investment method requires a long-term investment horizon, and the Fund should not be used to play short-term swings in the market.


INVESTMENT
LIMITATIONS

The Fund has
adopted certain
fundamental
limitations

The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

     (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;
     (b) invest more than 25% of its assets in any one industry; or
     (c) invest in companies for the purpose of exercising control of management.

OTHER INVESTMENT
PRACTICES:

In addition to investing primarily in the equity and fixed income securitiesdescribed above, the Fund may follow a number of additional investmentpractices.

Short-term fixed
income securities

The Fund may invest in short-term
fixed income securities for temporarydefensive purposes, to invest uncommitted cash balances or to maintainliquidity to meet shareholder redemptions. These securities consist of United
States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.
Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending

The Fund may lend up to 25% of its assets to qualified institutional investorsfor the purpose of realizing additional Income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities

The Fund may invest up to 10% of its assets in debt and/or equity securitiesof foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated
debt securities

The Fund may also invest
no more than 5% of its net assets in lower-rated(high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that arerated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard& Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights
and options

The Fund may invest up to 5% of its total assets in warrants, rights andoptions.

Portfolio turnover

Although the Fund generally will seek to invest for the long term, it retains the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Fund may exceed 100%. Rates which exceed 100% are higher than those of other funds. A 100% turnover rate occurs, forexample, if all of the Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.

State insurance
restrictions

The Fund is sold to the Insurance Companies in connection with VariableContracts, and will seek to be available under Variable Contracts sold in anumber of jurisdictions.
Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certaintechniques and to manage its portfolio with the flexibility provided herein.
In order to permit the Fund to be available under Variable
Contracts sold in certain states, the Trust may make commitments for the Fund that are more restrictive than the investment policies and limitations described above and in the Statement of Additional Information. If the Trust determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.

MANAGEMENT OF
THE TRUST

   Royce &
Associates, Inc.
is responsible for the
management of the
Fund's portfolio

The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce &
Associates, Inc.  ("Royce"), formerly named Quest Advisory
Corp., the Fund's investment adviser, is responsible for themanagement of the Fund's portfolio, subject to the authority of the Board of Trustees. Royce, which was organized in 1967, is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief
Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolio. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager, and Managing Director and by Jack E. Fockler, Jr., Managing Director.

As compensation for its services to the Fund, Royce is entitled to receive annual advisory fees of 1.25% of the average net assets of Royce Micro-Cap Portfolio. These fees are payable monthly from the assets of the Fund.

Royce will select the brokers who will execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

From time to time, Royce may pay amounts to Insurance
Companies or other organizations that provide administrative services for the Fund or that provide services relating to the Fund to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Fund or its shareholders.


GENERAL
INFORMATION

Royce Capital Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as a diversified, open-end management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

   The Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Fund currently does not foresee any disadvantages to policyowners arising out of the fact that the Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund and to substitute shares of another fund. As a result, the Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

The custodian for the portfolio securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES

The Fund will pay dividends from its net investment income (if any) and distribute its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund.

The Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, the Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

Shares of the Fund may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from the Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Fund to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Fund will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The tax status of your investment in the Fund depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

The above discussion is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for additional discussion.

NET ASSET VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at the net asset value per share nextdetermined after an order is received by the Fund's transfer agent or anauthorized service agent or sub-agent. Net asset value per share is determinedby dividing the total value of the Fund's investments and other assets, less anyliabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock
Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


SHAREHOLDER GUIDE

The Trust will provide Insurance Companies and Retirement Plans withinformation Monday through Friday, except holidays, from 9:00 a.m. to 5:00p.m. (Eastern time). For information, prices, literature or to obtaininformation regarding the availability of Fund shares or how Fund shares areredeemed, call the Trust at 1-800-221-4268.

PURCHASING AND
REDEEMING SHARES
OF THE FUND

Shares of the Fund will be
sold on a continuous basis to separate accounts of Insurance Companies or to Retirement Plans. Stock certificates will not be issued; share activity will be recorded in book entry form only. Investors may not purchase or redeem shares of the Fund directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable
Separate Account Prospectus or your Plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more funds, change existing allocations among investment alternatives, including the Fund, or select specific funds as investment options in a Retirement Plan.
No sales charge is imposed upon the purchase or redemption of shares of the Fund. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant Separate Account Prospectuses or plan documents.


If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind.

Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by the Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

SHAREHOLDER
COMMINICATIONS

Owners of Variable Contracts and Retirement Plans and their administrators will receive annual and semi-annual reports, including the financial statements of the Fund that they have authorized for investment. Each report will alsoshow the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations.
The Trust's fiscal year ends December 31.

ROYCE CAPITAL FUND
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268


   INVESTMENT ADVISER
Royce & Associates, Inc.                            ROYCE CAPITAL FUND
1414 Avenue of the Americas                         ------------------
New York, NY 10019


TRANSFER AGENT                                 ROYCE MICRO-CAP PORTFOLIO
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


OFFICERS
Charles M. Royce, President and Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President                 PROSPECTUS
W. Whitney George, Vice President                   JUNE 30, 1997
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary

                         ROYCE CAPITAL FUND

              STATEMENT OF ADDITIONAL INFORMATION


      ROYCE CAPITAL FUND (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:

                     ROYCE PREMIER PORTFOLIO
                  ROYCE TOTAL RETURN PORTFOLIO
                    ROYCE MICRO-CAP PORTFOLIO

      Shares of the Funds are offered to life insurance companies
("Insurance  Companies")  for  allocation  to  certain   separate
accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance
contracts  ("Variable  Contracts"),  and  may  also  be   offered
directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

       This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus dated January 31, 1997. To obtain an additional copy of the Prospectus, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.

                       INVESTMENT ADVISER
               Royce & Associates, Inc. ("Royce")

TRANSFER AGENT                                                    CUSTODIAN
State Street Bank and Trust Company     State Street Bank and Trust Company
c/o National Financial Data Services

                          June 30, 1997


                       TABLE OF CONTENTS

     PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               3
     MANAGEMENT OF THE TRUST                               8
     PRINCIPAL HOLDERS OF SHARES                          11
     INVESTMENT ADVISORY SERVICES                         11
     CUSTODIAN                                            12
     INDEPENDENT ACCOUNTANTS                              13
     PORTFOLIO TRANSACTIONS                               13
     CODE OF ETHICS AND RELATED MATTERS                   14
     PRICING OF SHARES BEING OFFERED                      15
     REDEMPTIONS IN KIND                                  15
     TAXATION                                             15
     DESCRIPTION OF THE TRUST                             17
     PERFORMANCE DATA                                     19
     FINANCIAL STATEMENTS                                 23

              INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     NO FUND MAY, AS A MATTER OF FUNDAMENTAL POLICY:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its assets in the securities of foreign issuers;

          7. Invest in restricted securities, unless such securities are issued by money market funds registered under the Investment Company Act of 1940, or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management; or

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts.

            NO FUND MAY, AS A MATTER OF OPERATING POLICY:

           1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities;

           2. Enter into repurchase agreements with any party other than the custodian of its assets; or

           3. Invest more than 5% of its total assets in warrants, rights and options.



                   RISK FACTORS AND SPECIAL CONSIDERATIONS

FUNDS' RIGHTS AS STOCKHOLDERS

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

SECURITIES LENDING

      The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      Royce understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

LOWER-RATED (HIGH-RISK) DEBT SECURITIES

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

FOREIGN INVESTMENTS

      Each  Fund  may  invest up to 10%  of  its  assets  in  the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Royce will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts ("ADRs") are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an
unsponsored   facility   without  participation   by   (or   even
necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.



REPURCHASE AGREEMENTS

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

WARRANTS, RIGHTS AND OPTIONS

      The Funds may invest up to 5% of their assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the Standard & Poor's SmallCap 600 Stock Price Index, an unmanaged market-weighted index.

      Investing in warrants, rights and call options on a given security allow the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

                           *   *   *

      Royce believes that Royce Micro-Cap Portfolio is suitable for investment only by persons who can invest without concern for income, and that such Fund and Royce Premier Portfolio are suitable for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:


                              Position Held
Name, Address and Age         with the Trust                Principal Occupations During Past 5 Years
---------------------         --------------                ------------------------------------------

   Charles M. Royce*(57       Trustee, President            President, Managing Director
1414 Avenue of the Americas   and Treasurer                 (since      April     1997),
New York, NY 10019                                          Secretary,  Treasurer,  sole
                                                            director  and  sole   voting
                                                            shareholder   of   Royce   &
                                                            Associates, Inc.  ("Royce"),
                                                            formerly     named     Quest
                                                            Advisory  Corp, the  Trust's
                                                            investment adviser; Trustee,
                                                            President  and Treasurer  of
                                                            The  Royce Fund ("TRF")  and
                                                            its predecessor, an open-end
                                                            diversified       management
                                                            investment company of  which
                                                            Royce   is   the   principal
                                                            investment          adviser;
                                                            Director,   President    and
                                                            Treasurer  of  Royce   Value
                                                            Trust,  Inc. ("RVT"),  Royce
                                                            Micro-Cap    Trust,     Inc.
                                                            ("OTCM")   (since  September
                                                            1993)   and   Royce   Global
                                                            Trust,  Inc. ("RGT")  (since
                                                            October   1996)   closed-end
                                                            management        investment
                                                            companies of which Royce  is
                                                            the investment adviser (TRF,
                                                            RVT,     OTCM    and     RGT
                                                            collectively,   "The   Royce
                                                            Funds"); Secretary and  sole
                                                            director and shareholder  of
                                                            Royce  Fund  Services,  Inc.
                                                            ("RFS), formerly named Quest
                                                            Distributors,   Inc.,    the
                                                            distributor of TRF's shares;
                                                            and managing general partner
                                                            of  Royce Management Company
                                                            ("RMC"),   formerly    named
                                                            Quest Management Company,  a
                                                            registered        investment
                                                            adviser, and its predecessor.


Richard M. Galkin (59)        Trustee                       Private     investor     and
5284 Boca Marina Circle                                     president   of  Richard   M.
 South                                                      Galkin   Associates,   Inc.,
Boca Raton, FL 33487                                        tele-communications consultants.

Stephen L. Isaacs (57)        Trustee                       President of The Center  for
65 Harmon Avenue                                            Health   and  Social  Policy
Pelham, NY 10803                                            since     September    1996;
                                                            President   of  Stephen   L.
                                                            Isaacs           Associates,
                                                            Consultants; and Director of
                                                            Columbia          University
                                                            Development Law  and  Policy
                                                            Program  and  Professor   at
                                                            Columbia  University   until
                                                            August 1996.

David L. Meister (57)         Trustee                       Consultant      to       the
111 Marquez Place                                           communications      industry
Pacific Palisades, CA 90272                                 since      January     1993;
                                                            Executive Officer of Digital
                                                            Planet Inc. from April  1991
                                                            to December 1992.

W. Whitney George* (39)       Trustee and                   Managing   Director   (since
1414 Avenue of the Americas   Vice President                April    1997)   and    Vice
New York, NY 10019                                          President   (since    August
                                                            1993) of Royce, having  been
                                                            employed   by  Royce   since
                                                            October 1991; Vice President
                                                            of  RGT (since October 1996)
                                                            and of the other Royce Funds
                                                            (since   April  1995);   and
                                                            general  partner of RMC  and
                                                            its predecessor since January 1992.

John D. Diederich (45)        Vice President                Director  of  Operations  of
1414 Avenue of the Americas                                 President     TRF  and  RVT  (since  April
New York, NY 10019                                          1993)  and  of  OTCM  (since
                                                            September    1993); Vice President
                                                            and Director (since April 1997
                                                            and June 1997, respectively)
                                                            of RVT and OTCM; Vice President
                                                            of  RGT   (since October  1996);
                                                            President   of   RFS   since
                                                            November 1995; and President
                                                            of  Fund/Plan Services, Inc.
                                                            from January 1988 to December 1992.

Jack E. Fockler, Jr.* (38)    Vice President                Managing   Director   (since
1414 Avenue of the Americas                                 April    1997)   and    Vice
New York, NY 10019                                          President   (since    August
                                                            1993) of Royce, having  been
                                                            employed   by  Royce   since
                                                            October 1989; Vice President
                                                            of RGT (since October 1996)
                                                            and of the other Royce Funds
                                                            (since  April  1995);   Vice
                                                            President   of  RFS   (since
                                                            November 1995); and  general
                                                            partner   of  RMC  and   its
                                                            predecessor (since July 1993).

Daniel A. O'Byrne* (35)       Vice President                Vice   President  of   Royce
1414 Avenue of the Americas   and Assistant                 (since   May  1994),  having
New York, NY 10019            Secretary                     been employed by Royce since
                                                            October   1986;   and   Vice
                                                            President   of  RGT   (since
                                                            October  1996)  and  of  the
                                                            other Royce Funds (since July 1994).


John E. Denneen* (30)         Secretary                     Associate  General   Counsel
1414 Avenue of the Americas                                 and Chief Compliance Officer
New York, NY 10019                                          of  Royce (since May  1996);
                                                            Secretary   of  RGT   (since
                                                            October  1996)  and  of  the
                                                            other   Royce  Funds  (since
                                                            June 1996); and Associate of
                                                            Seward    &   Kissel    from
                                                            September 1992 to May 1996.

________________________________
     *An "interested person" under Section 2(a)(19) of the 1940 Act.


      All of the Trust's Trustees except W. Whitney George are also trustees of TRF and directors of RVT, OTCM and RGT.

      The Board of Trustees has an Audit Committee, comprised of Richard M. Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

      For the year ended December 31, 1996, the following Trustees received compensation from the Trust and the other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:


                               Aggregate  Compensation        Total Compensation
Name                                 from Trust               from The Royce Funds
----                           -----------------------        --------------------

Richard M. Galkin                     $ - 0 -                      $60,500
Stephen L. Isaacs                       - 0 -                       60,500
David L. Meister                        - 0 -                       60,500




   Each of the non-affiliated Trustees will receive a fee of $500 per year for serving on the Trust's Board of Trustees.


                  PRINCIPAL HOLDERS OF SHARES

    As  of  June 1, 1997, Royce & Associates, Inc. Money  Purchase
Pension  Plan  owned  of record   120,000 shares  of  the  Trust,
consisting of 50,000 shares of Royce Premier Portfolio, 20,000 shares of Royce Total Return Portfolio and 50,000 shares of Royce Micro-Cap Portfolio, representing 100% of the Trust's and each Portfolio's then outstanding shares. All of these shares were beneficially owned by Charles M. Royce.


                  INVESTMENT ADVISORY SERVICES

SERVICES PROVIDED BY ROYCE

    As compensation for its services under its Investment Advisory Agreement with the Trust, Royce is entitled to receive the following fees:


     Fund                                   Percentage Per Annum of Fund's  Average Net Assets
     ----                                   --------------------------------------------------

     Royce Premier Portfolio                              1.00%
     Royce Total Return Portfolio                         1.00%
     Royce Micro-Cap Portfolio                            1.25%


       Under the Investment Advisory Agreement, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full-time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

PORTFOLIO MANAGEMENT

      The  Funds' portfolios and the portfolios of Royce's  other accounts are managed by Charles M. Royce, Royce's Chief Investment Officer. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director. In the event of any significant change in Royce's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.


      Certain  information concerning Messrs. Royce, Fockler  and
George is set forth above under "MANAGEMENT OF THE TRUST".


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.


      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts, 02109, are the independent accountants of the Trust. The balance sheets of the Funds included in the Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as set forth in their report with respect thereto and are included in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                     PORTFOLIO TRANSACTIONS

      Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Royce to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Royce generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Royce determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Royce upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Royce's overall responsibilities with respect to its accounts.


      Royce is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and not all of such services may be used by Royce in connection with the Trust or any one of its Funds.

      Consistent with achieving the best price and execution, Royce may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with RFS.


      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Royce and RMC, securities of the same issuer are frequently purchased, held or sold by more than one Royce/RMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Royce/RMC account on the same trading day, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Royce's and RMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Royce and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

               CODE OF ETHICS AND RELATED MATTERS

       Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. Such persons are permitted to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or employer-sponsored automatic payroll deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

      As of June 1, 1997, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $ 27.4 million, and Royce's and RMC's equity interests in such private investment companies totalled approximately $3.3 million.


                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net
Asset Value Per Share" in the Funds' Prospectus.


      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

      Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

      Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

      The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest
payments  equal  to  the  amount  included  in  income)  and   to
distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

      Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

TRUST ORGANIZATION

      The Trust was established as a Delaware business trust, effective January 11, 1996. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

      The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

SHAREHOLDER LIABILITY

      Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

TOTAL RETURN CALCULATIONS

      Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

COMPARATIVE RESULTS

      The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's SmallCap 600 Stock Price Index (S&P 600) and the Russell 2000 Index (Russell 2000).

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance.
The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $780 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.

     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies.

      Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how  the  Funds'  performances compare to a  broad-based  set  of
equity  funds.   The Lipper General Equity Funds  Average  is  an
average of the total returns of all equity funds (excluding international funds and funds that specialize in particular
industries  or  types of investments) tracked by Lipper.   As  of
December 31, 1996, the average included 221 capital appreciation funds, 758 growth funds, 186 mid-cap funds, 443 small company growth  funds,  583  growth and income funds, 180  equity  income
funds   and   56   S&P  500  index  objective   funds.    Capital
appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term mid-cap growth as a primary goal. Growth and income and equity income funds tend to
be   more  conservative  in  nature  and  usually  invest  in   a
combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 index objective funds seek to replicate the performance of the S&P 500.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of August 31, 1996, DFA contained approximately 2,880 stocks, with a median market capitalization of about $120 million.

      U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The BARDS Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,833 equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was 0.71.

      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

RISK MEASUREMENTS

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      Standard  Deviation.  The risk associated with  a  fund  or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

       Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.


      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                            FINANCIAL STATEMENTS

      The financial statements and schedules of investments for the Micro-Cap Portfolio and Premier Portfolio of the Trust for the year ended December 31, 1996, with Report of Indepenent Accountants, are included in the Trust's filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedules of investments are incorporated herein by reference.


                  PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial statements included in Prospectus (Part A):

               Financial  Highlights or  Selected  Per
               Share  Data and Ratios of Royce Premier and Micro-
               Cap Portfolios for the period from December 27, 1996 through December 31, 1996 (audited).

                The following audited financial statements and schedules of investments of the Registrant are included in the Registrant's Annual Report to Shareholders for the fiscal period ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated by reference into the Statement of Additional Information (Part B):

                    Schedules of Investments of Royce Premier and
                    Micro-Cap Portfolios at December 31, 1996;

                    Statements of Assets and Liabilities of
                    Royce Premier and Micro-Cap Portfolios at December
                    31, 1996;

                    Statements  of  Operations  of   Royce
                    Premier and Micro-Cap Portfolios for the period ended December 31, 1996;

                    Financial Highlights for Royce  Premier
                    and   Micro-Cap  Portfolios  for  the  period ended
                    December 31, 1996; and

                    Notes  to  Statement  of  Assets   and
                    Liabilities -- Report of Independent Accountants dated December 31, 1996.

                Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     (b)  Exhibits:

           The  exhibits  required by Items (1) through  (9),(a),
(b), (10) and (12) through (16), to the extent applicable to the Registrant, have been filed with the Registrant's initial Registration Statement and Pre-Effective Amendments Nos. 1, 2 and 3 and Post-Effective Amendment No. 1 (No. 333-1073) and are incorporated by reference herein.



             (11) Consent of the Registrant's independent public accountants.

Item 25.  Persons  Controlled by or Under Common Control With Registrant
          --------------------------------------------------------------

           There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------

           As of June 30, 1997, the number of record holders of shares of each Fund of the Registrant was as follows:

      Title of Fund                     Number of Record Holders
      -------------                     ------------------------
      [S]                                         [C]
      Royce Premier Portfolio                     1
      Royce Total Return Portfolio                1
      Royce Micro-Cap Portfolio                   1



Item 27.  Indemnification
          ---------------

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX
                          -----------

          LIMITATION OF LIABILITY AND INDEMNIFICATION
          -------------------------------------------

       Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

                (i)   every person who is, or has been, a Trustee
          or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

                (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

                (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

       Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series."

           (b) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Royce & Associates, Inc.
provides as follows:

                "8.  Protection of the Adviser.  The Adviser
     shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the per formance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                Determinations of whether and the extent  to
     which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other pro ceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Reference is made to the filings on Schedule D to the Application on Form ADV, as amended, of Royce & Associates, Inc.
for  Registration  as  Investment Adviser  under  the  Investment
Advisers Act of 1940.

Item 29.  Principal Underwriters
          ----------------------

            Inapplicable.   The  Registrant  does  not  have  any
principal underwriters.

Item 30.  Location of Accounts and Records
          --------------------------------

           The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company
Act of 1940, are maintained at the following locations:

                         Royce Capital Fund
                         1414 Avenue of the Americas
                         10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101

Item 31.  Management Services
          -------------------

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), will provide certain management-related services to the Registrant pursuant to a Custodian Contract between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, will contract with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and will assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services will be rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.


Item 32.  Undertakings
          ------------


           The Registrant hereby undertakes to call a special meeting of its shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.
                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of July, 1997.



                                        ROYCE CAPITAL FUND


                                   By:  S/CHARLES M. ROYCE
                                        ---------------------------
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                           DATE
---------                   -----                           ----

S/CHARLES M. ROYCE          President, Treasurer and        7/3/97
------------------          Trustee (Principal
Charles M. Royce            Executive, Accounting
                            and Financial Officer)

S/RICHARD M. GALKIN         Trustee                         7/3/97
-------------------
Richard M. Galkin

S/ W. WHITNEY GEORGE        Trustee                         7/3/97
--------------------
W. Whitney George

S/STEPHEN L. ISAACS         Trustee                         7/3/97
-------------------
Stephen L. Isaacs

S/DAVID L. MEISTER          Trustee                         7/3/97
------------------
David L. Meister

                                  NOTICE

     A copy of the Trust Instrument of Royce Capital Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant